POST BALANCE SHEET EVENTS - Material Assets and liabilities were reclassified to held for sale (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Tangible fixed assets	£ 63,850	£ 111,604	£ 17,833
Right of use assets	435	350
Non-current liabilities
Loans	21,492	3,391
Lease liability	£ 448	£ 370